                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005
             Check here if Amendment [ ] Amendment Number:
                                                           ----------

                        This Amendment (Check only one):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL 35233

Form 13F File Number: 28-1112

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
------------------------------
(Signature)
Birmingham, AL
November 4, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $133,557 (thousands)

List of Other Included Managers: None

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

          Column 1            Column 2  Column 3  Column 4         Column 5           Column 6  Column 7       Column 8
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Voting
                                                                                                              authority
                              Title of             Value   Shrs or                   Investment   Other       ---------
        Name of Issuer          Class    CUSIP   (x $1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole   Shared  None
----------------------------------------------------------------------------------------------------------------------------
Ambac Finl Group, Inc.         Common  023139108    3,963   55,000    SH                Sole               X
Bank of America Corp           Common  060505104    6,341  150,620    SH                Sole               X
Cal-Maine Foods, Inc.          Common  128030202      995  158,000    SH                Sole               X
DR Horton, Inc.                Common  23331A109    2,748   75,868    SH                Sole               X
Deere & Company                Common  244199105   10,037  164,000    SH                Sole               X
Indymac Bancorp,Inc.           Common  456607100    2,711   68,500    SH                Sole               X
MBIA, Inc.                     Common  55262C100   10,354  170,800    SH                Sole               X
M/I Schottenstein Homes, Inc.  Common  55305B101    5,806  107,000    SH                Sole               X
Old Rep Intl Corp              Common  680223104    3,107  116,500    SH                Sole               X
Zales Corp New                 Common  988858106    2,501   92,000    SH                Sole               X
Torchmark Corp                 Common  891027104    3,381   64,000    SH                Sole               X
Fresh Del Monte Produce Inc.   Common  G36738105   22,081  811,200    SH                Sole               X
General Maritime Corp          Common  Y2692M103   15,160  683,500    SH                Sole               X
Anadarko Petroleum Corp        Common   03251107   13,501  141,000    SH                Sole               X
Autoliv Inc.                   Common  052800109      383    9,800    SH                Sole               X
Delta Apparel Inc.             Common  247368103      834   58,300    SH                Sole               X
Argonaut Group, Inc.           Common  040157109      440   16,289    SH                Sole               X
Allstate Corp.                 Common  020002101    9,316  168,500    SH                Sole               X
MGIC Invt. Corp. Wis.          Common  552848109   17,385  270,800    SH                Sole               X
Steel Dynamics Inc.            Common  858119100    2,513   74,000    SH                Sole               X